Compensation Expense - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Salaries and benefits	$ 43,630	$ 34,501
Total compensation expense	89,951	52,095	[1]
AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Expense from share-based payment transactions with employees	32,228	17,787
Expenses from Incentive Plans	32,228	17,787
Cash-based	15,922	12,088
Equity-based	16,306	5,699
LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Expense from share-based payment transactions with employees	14,093	(193)
Expenses from Incentive Plans	14,093	(193)
Cash-based	13,532	(3,106)
Equity-based	$ 561	$ 2,913

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.